Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Asset Acquisition
Summary of Acquisition
Consideration:
Convertible Series C Preferred stock	$4,200,000

Assets acquired and liabilities assumed:
Intangible assets	$4,195,353
Operating lease right-of-use assets	$81,967
Operating lease liabilities	$(77,320)